COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2018
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum payments relating to operating lease commitments

Future minimum payments with respect to these agreements for the twelve months ending December 31 of the coming years are as follows:

	Office	Office
	premises	equipment	Total
	RMB	RMB	RMB
2019	53,547	13,995	67,542
2020	39,156	227	39,383
2021	24,709	59	24,768
2022	19,768	29	19,797
2023 and thereafter	14,432	—	14,432
	151,612	14,310	165,922

Schedule of future minimum payments with respect to contractual purchase obligations

Future minimum payments with respect to these agreements for the twelve months ending December 31 of the coming year are as follows:

	Advertising	Office
	services	furnishings	Total
	RMB	RMB	RMB
2019	6,793	329	7,122
2020	591	9	600